Earnings per Common Share - Schedule of Earnings per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net income (loss)	$ 3,505	$ (19,243)	$ 1,592
Weighted average number of shares, basic	18,244,671	18,244,671	18,244,671
Dilutive effect of stock granted under the EIP	33,222
Weighted average common shares – diluted	18,277,893	18,244,671	18,244,671
Earnings/(losses) per common share, basic	$ 0.19	$ (1.05)	$ 0.09
Earnings/(losses) per common share, diluted	$ 0.19